Balance Sheet - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 9,469,521	$ 238,202
Deferred offering costs		62,998
Total current assets	9,635,546	301,200
TOTAL ASSETS	9,935,546	301,200
Current Liabilities:
Accounts payable	10,000	31,814
Total current liabilities	188,146	31,814
Commitments and contingencies
STOCKHOLDERS’ EQUITY
Preferred stock; $0.0001 par value; 10,000,000 shares authorized; nil shares issued and outstanding
Common stock; $0.0001 par value; 100,000,000 shares authorized; 16,809,800 shares issued and outstanding	2,042	1,681
Additional paid-in capital	10,555,607	530,065
Accumulated deficit	(810,249)	(262,360)
Total stockholders’ equity	9,747,400	269,386
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	9,935,546	301,200
Current Assets:
Prepaid expenses	166,025
Advances to supplier	300,000
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accrued expenses	38,295
Note payable	$ 139,851